AOMT 2023-2 ABS-15G

Exhibit 99.23

Exception Level
Run Date - XXX

Loan # 1	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
2023020125	Valuation	ValuationWaterfall	Resolved	Resolved	YHBZ5CWDGIT-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.		XXX Lender provided XXXAVM within 10% tolerance and Confidence score 90+	XXX Finding Resolved.	XXX Finding Resolved.
2023020130	Credit	Credit	Resolved	Resolved	JAVNGJVPTE1-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The 1003 p.133 shows this property is sold. Page 587 is a 24-month payment history for this property’s mortgage with XXX with the last payment date of 1XXX. The payment history also shows a zero-balance remaining on 1XXX. The loan file is missing the CD for the sale of XXX, CO to show this property is sold and not just refinanced.			XXX: Resolved. The Sellers Settlement Statement (XXX Title Company) was provided showing property XXX Avenue sold to borrower XXX closed date XXX.	XXX: Resolved. The Sellers Settlement Statement (XXX Title Company) was provided showing property XXX Avenue sold to borrower XXX closed date XXX.
2023020130	Credit	Doc Issue	Resolved	Resolved	JAVNGJVPTE1-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The loan file is missing the title supplement or final title policy verifying the title policy amount is sufficient for the loan amount. The preliminary title p.1028 does not reflect a policy amount. The Note p.110 reflect a loan amount of XXXhe closing instructions do not specify the insured amount of coverage.			XXX: Resolved. Received title for XXX	XXX: Resolved. Received title for XXX
2023020130	Compliance	Compliance	Resolved	Resolved	JAVNGJVPTE1-WK32G0ON	TRID - 10% tolerance violation	* TRID - 10% tolerance violation (Lvl R)	The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increasXXXdition to the following fee(s) was not accepted because a valid reason was not provided: Title - Settlement Fee XXX. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	XXX Received LOE and PCCD datedXXX.	XXX Remains. The ReviseXXXnal CD XXX was received along with an explanation and screenshot of the cure of XXX. Although a cure was provided to cure the violation, the finding remains because the corrected PCCD is missing. The cure was before the PCCD dated XXX was issued. Updated PCCD needed. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increasXXXdition to the following fee(s) was not accepted because a valid reason was not provided: Title - Settlement Fee XXX. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. Received the updated PCCD datedXXX which has been added for testing. The PCCD shows a refund amount for XXX. However all documents were not provided and still needing the; LOE to consumer(s), copy of the refund, and proof of delivery (mailing label). Finding remains. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increasXXXdition to the following fee(s) was not accepted because a valid reason was not provided: Title - Settlement Fee XXX. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

0XXX Cleared. Received LOE and PCCD datedXXX. Based on the LOE statement provided "Closer provided a breakdown prior that a refund was provided to the borrower. The final CD has the cure. An updated PCCD was uploaded dated XXX. The closer also has a funding sheet proof that cure was given." The final CD dated XXX shows the refund, the combined ALTA statement shows the cure was given, as well as the updated PCCD datedXXX. This is sufficient to clear the finding.	XXX Remains. The ReviseXXXnal CD XXX was received along with an explanation and screenshot of the cure of XXX. Although a cure was provided to cure the violation, the finding remains because the corrected PCCD is missing. The cure was before the PCCD dated XXX was issued. Updated PCCD needed. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increasXXXdition to the following fee(s) was not accepted because a valid reason was not provided: Title - Settlement Fee XXX. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. Received the updated PCCD datedXXX which has been added for testing. The PCCD shows a refund amount for XXX. However all documents were not provided and still needing the; LOE to consumer(s), copy of the refund, and proof of delivery (mailing label). Finding remains. The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increasXXXdition to the following fee(s) was not accepted because a valid reason was not provided: Title - Settlement Fee XXX. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

0XXX Cleared. Received LOE and PCCD datedXXX. Based on the LOE statement provided "Closer provided a breakdown prior that a refund was provided to the borrower. The final CD has the cure. An updated PCCD was uploaded dated XXX. The closer also has a funding sheet proof that cure was given." The final CD dated XXX shows the refund, the combined ALTA statement shows the cure was given, as well as the updated PCCD datedXXX. This is sufficient to clear the finding.
2023020130	Compliance	Compliance	Resolved	Resolved	JAVNGJVPTE1-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee of XXX. Also, the addition of the Transfer Fee for XXX on XXX was not accepted because a valid change of circumstance was not provided A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XXX Received LOE and PCCD datedXXX.	XXX Remains. The ReviseXXXnal CD XXX was received along with an explanation and screenshot of the cure of XXX. Although a cure was provided to cure the violation, the finding remains because the corrected PCCD is missing. The cure was before the PCCD dated XXX was issued. Updated PCCD needed. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee of XXX. Also, the addition of the Transfer Fee for XXX on XXX was not accepted because a valid change of circumstance was not provided A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. Received the updated PCCD datedXXX which has been added for testing. The PCCD shows a refund amount for XXX. However all documents were not provided and still needing the; LOE to consumer(s), copy of the refund, and proof of delivery (mailing label). Finding remains. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee of XXX. Also, the addition of the Transfer Fee for XXX on XXX was not accepted because a valid change of circumstance was not provided A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

0XXX Cleared. Received LOE and PCCD datedXXX. Based on the LOE statement provided "Closer provided a breakdown prior that a refund was provided to the borrower. The final CD has the cure. An updated PCCD was uploaded dated XXX. The closer also has a funding sheet proof that cure was given." The final CD dated XXX shows the refund, the combined ALTA statement shows the cure was given, as well as the updated PCCD datedXXX. This is sufficient to clear the finding.
XXX Remains. The ReviseXXXnal CD XXX was received along with an explanation and screenshot of the cure of XXX. Although a cure was provided to cure the violation, the finding remains because the corrected PCCD is missing. The cure was before the PCCD dated XXX was issued. Updated PCCD needed. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee of XXX. Also, the addition of the Transfer Fee for XXX on XXX was not accepted because a valid change of circumstance was not provided A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Remains. Received the updated PCCD datedXXX which has been added for testing. The PCCD shows a refund amount for XXX. However all documents were not provided and still needing the; LOE to consumer(s), copy of the refund, and proof of delivery (mailing label). Finding remains. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee of XXX. Also, the addition of the Transfer Fee for XXX on XXX was not accepted because a valid change of circumstance was not provided A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

0XXX Cleared. Received LOE and PCCD datedXXX. Based on the LOE statement provided "Closer provided a breakdown prior that a refund was provided to the borrower. The final CD has the cure. An updated PCCD was uploaded dated XXX. The closer also has a funding sheet proof that cure was given." The final CD dated XXX shows the refund, the combined ALTA statement shows the cure was given, as well as the updated PCCD datedXXX. This is sufficient to clear the finding.

2023020130	Credit	Income	Resolved	Resolved	JAVNGJVPTE1-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The 1003 p.132 shows the borrower has been employed with the current employer, XXX for 7 months and was employed with the prior employer, XXX Realty for over 3 years. The loan file is missing verification of the employment dates for each employer.			XXX: Resolved. VVOE has been provided from both employers XXX dated XXX and XXX dated XXX.	XXX: Resolved. VVOE has been provided from both employers XXX dated XXX and XXX dated XXX.
2023020130	Compliance	Compliance	Resolved	Resolved	JAVNGJVPTE1-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl W)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued onXXX was provided more than 60 calendar days after the consummation date, XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.		XXX Recevied final CD at consumation reflecting refund.	This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued onXXX was provided more than 60 calendar days after the consummation date, XXX.The PCCD was provided to correct the following item(s): adding back refund that had been removed by mistake on previous PCCD. Per TRID regulation, corrected disclosures must be issued no later than 60 days after consummation. Defect has no cure. Grade is EV2 (B).	XXX Resolved. Lender provided the final CD presented at closing that reflected the necesarry refund disclosure, Issue resolved.
2023020127	Compliance	Compliance	Resolved	Resolved	NGEB15H4C01-AJUUGN04	Compliance Ease TRID Tolerance Test Failed	* Compliance Ease TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on XXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		Allowable COC explanation was received.	XXX* Cleared ***The documentation provided is sufficient to resolve the finding.	XXX* Cleared ***The documentation provided is sufficient to resolve the finding.
2023020791	Credit	Doc Issue	Resolved	Resolved	WSZU104P4WQ-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment in file is for XXX, the Final Title Policy should reflect the loan amount of XXX.			XXX: Cleared. Documents requested received.	XXX: Cleared. Documents requested received.
2023020795	Compliance	Compliance	Resolved	Resolved	3WWDYBZUJBI-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)	The file is missing evidence that shows a copy of the appraisal report was provided to the consumer at least 3 business days prior to the consummation date,XXX. If the consumer waived its rights, evidence that report was provided at or prior to consummation is required.		Evidence of Appraisal Report received	XXX* Cleared ***The documentation provided is sufficient to resolve the finding.	XXX* Cleared ***The documentation provided is sufficient to resolve the finding.
2023020795	Credit	Guidelines	Waived	Waived	3WWDYBZUJBI-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl W)	Guidelines do not allow subordinate financing. Subordination agreement is in file for a XXX HELOC with a balance of XXX and high credit limit of $XXX. Lender approved the exception (page 734).	XXX		Lender accepted the exception with the following comp factors : Low LTVXXXLTV The LTV is 65% and HCLTV is 73.562%. High Credit Score of 740.	Lender accepted the exception with the following comp factors : Low LTVXXXLTV The LTV is 65% and HCLTV is 73.562%. High Credit Score of 740.
2023020796	Compliance	Compliance	Resolved	Resolved	3GJJXM20BZH-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issuedXXX signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,XXX. If disclosure was delivered electronically, the E-consent is required as well.			XXX*** Cleared ***The documentation provided is sufficient to resolve the finding.	XXX*** Cleared ***The documentation provided is sufficient to resolve the finding.
2023020796	Valuation	ValuationWaterfall	Resolved	Resolved	3GJJXM20BZH-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing updated valuation to support original appraised value within 10% variance.			AVM received with a 90.7 confidence score.	AVM received with a 90.7 confidence score.
2023020796	Compliance	Compliance	Resolved	Resolved	3GJJXM20BZH-FR16UVJK	QM Points and Fees	* QM Points and Fees (Lvl R)	This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is XXX or more, and the transaction's total points and fees is XXX, which exceeds 3 percent of the total loan amount of XXX. The following fees were included in the calculation: Mortgage Broker Fee XXX and Underwriting Fee XXX.		From the lender: Per our Compliance Dept.: This is a non-QM loan and not an Agency loan. Also, XXX does not have its own high-cost limitations anymore.	XXXleared. This is a nonQM project.	XXXleared. This is a nonQM project.
2023020796	Valuation	Doc Issue	Resolved	Resolved	3GJJXM20BZH-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	The loan file does not contain a flood certification notice.			XXX: Cleared. Flood cert received.	XXX: Cleared. Flood cert received.
2023020797	Credit	Credit	Resolved	Resolved	0BH1ZFVIUCL-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file is missing the documentation to verify the taxes and insurance for XXX and the taxes for XXX.			XXX: Cleared. The property at XXX is owned by business not by the borrower so nothing additional is needed.	XXX: Cleared. The property at XXX is owned by business not by the borrower so nothing additional is needed.
2023020797	Valuation	ValuationWaterfall	Resolved	Resolved	0BH1ZFVIUCL-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The loan file did not contain a second source of valuation for the value, via AVM, Desk Review or additional appraisal.		XXX Lender provided XXXDesk Review with 0% variance	XXX Finding Resolved	XXX Finding Resolved
2023020797	Credit	Title Issue	Waived	Waived	0BH1ZFVIUCL-12W30VUO	Title holder is not an individual	* Title holder is not an individual (Lvl W)	The title report and Note reflect the property is vested in XXX. The guideline XXX Portfolio Programs datedXXX reflects ineligible borrowers as Corporations, Limited or General partnerships. An exception was provided dated 1XXX; however no compensating factors were listed. Compensating factors were available. High Fico with a mid score of XXX, residual income over XXX monthly, XXX in reserves (25 mos piti)	XXX		XXX Lender provided exception for the title report and Note reflecting the property is vested in XXX	XXX Lender provided exception for the title report and Note reflecting the property is vested in XXX
2023020800	Valuation	ValuationWaterfall	Resolved	Resolved	E1BV415OYGU-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Appraisal value of XXX not supported. CU score of 4.0; AVM in file shows a value of XXX for a variance of -11.279%.		Updated AVM Provided	XXX Client provided AVM with value of XXXssue cleared	Updated AVM provided. Issue Cleared
2023020800	Valuation	ValuationWaterfall	Resolved	Resolved	E1BV415OYGU-YKLJFS14	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl 3)	Appraisal value of XXX not supported. CU score of 4.0; AVM in file shows a value of XXX for a variance of -11.279%.			XXX Client provided AVM with value of XXXssue cleared	Updated AVM provided. Issue Cleared
2023020801	Credit	Credit	Resolved	Resolved	FMKDJUAFTQI-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	Property located at XXX Condo C-12 - mission verification of HOA fees. Property located at XXX - missing verification of taxes.		XXX- Lender provided required documentation	XXX documentation provided. Issue cleared.	XXX documentation provided. Issue cleared.
2023020801	Credit	Eligibility	Waived	Waived	FMKDJUAFTQI-AOA4RHKS	Property Type does not meet elig. requirement(s)	* Property Type does not meet eligibility requirement(s) (Lvl W)	Condo HOA delinquency rate XXX% - max 15% per lender condo requirements.

12.2.2021 Lender Responded: The delinquency rate for this property is XXX%. It appears that the reviewer added the number of owners that are 30 days delinquent to the number of owners that are 60 days delinquent. The owners that are 60 days delinquent were already counted in the delinquency rate when they went 30 days delinquent and should not be counted again now that they are 60 days delinquent. Please review and advise.

12.20.2021 Recovco Response: Please provide XXXapproved exception with compensating factors in order to downgrade to EV2.

								3.15.2022 Lender provided XXXapproved exception. Adjusted to Non-material EV2	XXX	XXX Lender Responded: The delinquency rate for this property is XXX%. It appears that the reviewer added the number of owners that are 30 days delinquent to the number of owners that are 60 days delinquent. The owners that are 60 days delinquent were already counted in the delinquency rate when they went 30 days delinquent and should not be counted again now that they are 60 days delinquent. Please review and advise.	XXX Lender provided an approved exception for the HOA delinquency rate. Adjusted to Non-material EV2.	XXX Lender provided an approved exception for the HOA delinquency rate. Adjusted to Non-material EV2.
2023020804	Compliance	Compliance	Resolved	Resolved	VSLWMIQQ1JB-GWM0NAOS	Compliance Ease TRID Tolerance Test Failed #2	* Compliance Ease TRID Tolerance Test Failed XXXvl R)	The loan filed the Charges that Cannot Increase and the Charges that Cannot Increase more than 10%. Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at XXX and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.		XXXnitial LE provided.	1XXXleared. Initial LE provided.	1XXXleared. Initial LE provided.
2023020804	Valuation	ValuationWaterfall	Resolved	Resolved	VSLWMIQQ1JB-6MO09A10	Orig.value not supported by Pre- Close AVM	* Pre-closing AVM does not support value at origination (Lvl R)	AVM provided has -12.207% Variance. No other valuation products in file. CU is XXXand XXX999 3.10.2022 Adjusted to EV 3			XXX Exception resolved.	XXX Exception resolved.
2023020804	Valuation	ValuationWaterfall	Resolved	Resolved	VSLWMIQQ1JB-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support Appraisal within 10% variance. AVM in file has -12.207% Variance.		XXX Lender provided XXXDesk Review with 0% variance	XXX Finding Resolved.	XXX Finding Resolved.
2023020804	Compliance	Compliance	Resolved	Resolved	VSLWMIQQ1JB-AJUUGN04	Compliance Ease TRID Tolerance Test Failed	* Compliance Ease TRID Tolerance Test Failed (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued onXXXas not disclosed within 3 days of the application date,XXXIf a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.		XXXnitial LE provided.	1XXXleared. Initial LE provided.	1XXXleared. Initial LE provided.
2023020805	Valuation	ValuationWaterfall	Resolved	Resolved	N2DMLA5VLWN-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the initial appraisal within 10% variance		XXX Lender provided XXXAVM with 15% variance but confidence score of 88.60%	XXX Finding Remains; AVM Confidence score below minimum 90	XXX Finding Remains; AVM Confidence score below minimum 90
2023020805	Valuation	Doc Issue	Resolved	Resolved	N2DMLA5VLWN-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU or LCA Risk score documented in the file.		Post closing AVM provided to support value.	XXX: Resolved. Post closing AVM provided to support the value.	XXX: Resolved. Post closing AVM provided to support the value.
2023020805	Valuation	VW	Resolved	Resolved	N2DMLA5VLWN-53Y30LLI	AVM Confidence Score does not meet FITCH requirement	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl 3)	Confidence score of 89 does not meet Fitch requirements.		XXX XXXrating threshold for AVM PP10 90% is .13 or below. Subject is .114 Issue resolved.XXX Confidence score of 89 does not meet Fitch requirements. Need Desk Review.	XXX Exception Resolved: XXXrating threshold for AVM PP10 90% is .13 or below. Subject is .114 Issue resolved.XXX Exception remains. Confidence score of 89 does not meet Fitch requirements. Need Desk Review.	XXX XXXrating threshold for AVM PP10 90% is .13 or below. Subject is .114 Issue resolved.XXX Exception remains. Confidence score of 89 does not meet Fitch requirements. Need Desk Review.
2023020808	Credit	Doc Issue	Resolved	Resolved	0LMO5J5KCF2-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The title report reflects the insured amount as XXX but the Note rate is XXX.			XXX: Exception satisfied, evidence of adequate coverage provided	XXX: Exception satisfied, evidence of adequate coverage provided
2023020808	Compliance	Compliance	Resolved	Resolved	0LMO5J5KCF2-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issuedXXXnd signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,XXXIf disclosure was delivered electronically, the E-consent is required as well.		CD issued XXX was received	XXX* Cleared ***The documentation provided is sufficient to resolve the finding.	XXX* Cleared ***The documentation provided is sufficient to resolve the finding.
2023020809	Compliance	Compliance	Resolved	Resolved	AXTYVHUSWHN-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	A revised disclosure was not provided to the consumer within 3 business days of the rate lock date,XXXPer regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.		Revised LE was received	XXXleared. The documentation provided is sufficient to resolve the finding.	XXXleared. The documentation provided is sufficient to resolve the finding.
2023020809	Credit	Credit	Resolved	Resolved	AXTYVHUSWHN-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	the file is missing a full 12 months bank statements to calculate income. The XXX statement endingXXX is missing.			XXX: Cleared. Received XXX21 bank statement as requested.	XXX: Cleared. Received XXX21 bank statement as requested.
2023020809	Compliance	Compliance	Resolved	Resolved	AXTYVHUSWHN-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial anXXX any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.		Loan Estimates were received	XXXleared. The documentation provided is sufficient to resolve the finding.	XXXleared. The documentation provided is sufficient to resolve the finding.
2023020809	Credit	Credit	Resolved	Resolved	AXTYVHUSWHN-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The file is missing the CD from the purchase of XXX to confirm the monthly PITI and to confirm the borrower had sufficient required reserves.			XXX: Cleared. The CD was received showing piti.	XXX: Cleared. The CD was received showing piti.
2023020810	Valuation	Doc Issue	Resolved	Resolved	11ELQF4GN00-OR5FH5OU	Appraisal incomplete (missing map, layout, pages,	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance. No CU Risk or LCA Risk score documented in the file.		XXX Pre fund AVM supports value.	XXX Exception resolved.	XXX Exception resolved.
2023020810	Valuation	ValuationWaterfall	Resolved	Resolved	11ELQF4GN00-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation to support appraisal within 10% variance		XXX Pre fund AVM supports value.	XXX Exception resolved.	XXX Exception resolved.
2023020810	Valuation	VW	Resolved	Resolved	11ELQF4GN00-53Y30LLI	AVM Confidence Score does not meet FITCH requirement	* Value Not Supported: AVM Confidence Score does not meet FITCH requirement (Lvl R)				XXX Exception resolved.	XXX Exception resolved.
2023020810	Credit	Credit	Waived	Waived	11ELQF4GN00-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl W)	DSCR score is 0.979, a minimum score of 1.0 is required.	XXX	From Appraisal current rent $2700XXXITIA $1981.85 (On first payment letter)= 1.3	XXX: Cleared, downgraded to a 2 due to the approved exception. Compensating factors noted are reserves 2 times the required amount and LTV of 75%.

XXX: Not Cleared. The guidelines require the DSCR to be calculated using Market Rents from Appraisal, or leases with proof of 3 months rents received. The appraisal reflected market rent of $XXX. The file did not include evidence of 3 months of rent receipt of $XXX and $XXX.	XXX: Cleared, downgraded to a 2 due to the approved exception. Compensating factors noted are reserves 2 times the required amount and LTV of 75%.

XXX: Not Cleared. The guidelines require the DSCR to be calculated using Market Rents from Appraisal, or leases with proof of 3 months rents received. The appraisal reflected market rent of $1938. The file did not include evidence of 3 months of rent receipt of $1400 and $1300.
2023020812	Credit	Credit	Resolved	Resolved	CW2DS0FXGDF-DSRS151W	DSCR Is Not Eligible	* DSCR Is Not Eligible (Lvl R)	XXX Condition Cleared. Meets guidelines.
1XXX Lender response: Per the XXX matrix, we were allowed to go below 1.0 with (max 75% LTV and min 700 credit score). The lock also includes the .25% bump for DSCR < 1.0

								DSCR score of XXX, minimum DSCR score required is 1.0.	XXX		XXX Condition Cleared: meets XXX matrix, allowed to go below 1.0 with (max 75% LTV and min 700 credit score). The lock also includes the .25% bump for DSCR < 1.0	XXX Condition Cleared: meets XXX matrix, allowed to go below 1.0 with (max 75% LTV and min 700 credit score). The lock also includes the .25% bump for DSCR < 1.0
2023020816	Compliance	Compliance	Resolved	Resolved	5WK3V2FW5CY-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on XXXas not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XXX Received LOE, copy of refund check for XXX, mailing label, and updated PCCD.	XXXemains. The documentation provided is not sufficient to cure the violation. The COC provided states "appraised value is different than estimated value". Per regulation, miscalculations and underestimations are not valid reasons. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Cleared. Received LOE, copy of refund check for XXX, mailing label, and updated PCCD. This is sufficient to clear the finding.	XXXemains. The documentation provided is not sufficient to cure the violation. The COC provided states "appraised value is different than estimated value". Per regulation, miscalculations and underestimations are not valid reasons. A cost to cure in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XXX Cleared. Received LOE, copy of refund check for XXX, mailing label, and updated PCCD. This is sufficient to clear the finding.
2023020816	Valuation	Value	Active	2: Acceptable with Warnings	5WK3V2FW5CY-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl 2)	Loan is covered through R&W
Resolved though R&W: Received Pre-Close AVM with value supported, however Confidence Score of 79 does not meet Fitch requirement of 90 or greater. Additional third party valuation product required.
2023020816	Compliance	Compliance	Active	2: Acceptable with Warnings	5WK3V2FW5CY-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued onXXX was provided more than 60 calendar days after the consummation date, XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
2023020818	Credit	Credit	Resolved	Resolved	GKR1WCDJHBT-MSWDDK7Q	Income Worksheet	* Income Worksheet (Lvl R)	The loan file is missing the lender income worksheet. The Guidelines Section 6.21.5 states the underwriter must prepare a written evaluation of the analysis of a self-employed borrower’s personal income and a copy of the written analysis must be included in the loan file.			XXX: Resolved. Received the lender income worksheet of the analysis of a self-employed borrower’s personal income	XXX: Resolved. Received the lender income worksheet of the analysis of a self-employed borrower’s personal income
2023020819	Valuation	ValuationWaterfall	Resolved	Resolved	VS1D3AU52UL-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.		XXX Post fund Desk Review supports value.	XXX Exception resolved.	XXX Exception resolved.
2023020820	Credit	Credit	Resolved	Resolved	QKQ5PDKXIO0-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	Per both appraisals, the owner of public record is XXX; however, per the title, a Quitclaim Deed was executed and recorded 1XXX from the business to the borrower and his spouse. The loan file does not contain a copy of the Quitclaim Deed and both appraisals should be corrected to match the correct owner.	XXX: Partially Cleared. Received property report forXXX showing the borrowers are the OOR and Quit Claim Deed recorded 1XXX listing ICAP as the seller. Still need the OOR corrected on both appraisals which seller notes as being requested.

XXX: Resolved. Updated appraisals has been provided for propertyXXX XXX. verifying the Owner of Public Record shows the borrowers names XXX.	XXX: Partially Cleared. Received property report forXXX showing the borrowers are the OOR and Quit Claim Deed recorded 1XXX listing ICAP as the seller. Still need the OOR corrected on both appraisals which seller notes as being requested.

XXX: Resolved. Updated appraisals has been provided for propertyXXX XXX. verifying the Owner of Public Record shows the borrowers names XXX.
2023020820	Credit	Credit	Resolved	Resolved	QKQ5PDKXIO0-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	The loan file contains a cash out letter (p.287) stating the cash out is to payoff XXX and XXX and use additional funds to invest and make improvements; however, the subject is not a cash out refinance and was not secured by XXX and XXX. Per the application, the borrower does own a property located at XXX that is secured by a XXX and XXX mortgage. It appears there was also a refinance on this property and the loan file does not contain the final CD to verify the new PITIA on the property. Additionally, the credit report reflects the XXX loan opened XXX16 for XXX and XXX Home credit line opened 1XXX07 secured by XXX per the loan application; however, the fraud report (p.421) shows there was a mortgage obtained on this property on XXX in the amount of XXXhis does not reflect on the loan application or credit report.			XXX: Resolved. Received CD for XXX showing XXX and XXX were paid off. The new PITIA is $5889.56 and included in Audit DTI. The loan was a simultaneous close with the subject property which is why the cash out letter is in the loan file.	XXX: Resolved. Received CD for XXX showing XXX and XXX were paid off. The new PITIA is $5889.56 and included in Audit DTI. The loan was a simultaneous close with the subject property which is why the cash out letter is in the loan file.
2023020821	Credit	Credit	Resolved	Resolved	V3RSCLJDMWB-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	The loan application states the borrower is unmarried with no dependents; however, on the rent payment documentation letter (p.310) there are multiple times that it states, “rent payment was made from wives account”. Additionally, it also states extra was sent from borrower to wives account to pay rent and cover sons tutoring. The loan file does not contain clarification of the borrowers marital status and dependent status. If he is unmarried, is there a divorce decree and verification that no child support would be required.			XXX: Resolved. Updated 1003 provided with an letter of explanation reporting the error. Dependent child within the marriage; however, no divorce (alimony) or child support obligation.	XXX: Resolved. Updated 1003 provided with an letter of explanation reporting the error. Dependent child within the marriage; however, no divorce (alimony) or child support obligation.
2023020821	Valuation	Value	Resolved	Resolved	V3RSCLJDMWB-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	Per the Purchase and Sale Agreement (p.716) and title (p.781), the seller is XXX of XXX. And the appraisal (p.678) reflects the Current owner as XXXc.			XXX: Resolved. Received documentation XXX is wholly-owned subsidiary of Lennar.	XXX: Resolved. Received documentation XXX is wholly-owned subsidiary of XXX.
2023020821	Credit	Credit	Resolved	Resolved	V3RSCLJDMWB-PXITUQYJ	1003 Application [information not provide]	* 1003 Application [information not provide] (Lvl R)	The loan application states the borrower is a US Citizen; however, the loan file contains a valid US Permanent Resident Alien card for the borrower (p.418).			XXX: Resolved. Received the 1003 with US Permanent Resident Alien selected	XXX: Resolved. Received the 1003 with US Permanent Resident Alien selected
2023020821	Credit	Credit	Resolved	Resolved	V3RSCLJDMWB-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The fraud report (p.514) shows an SSN alert and SAM alert for the borrower. The loan file does not have evidence this was addressed with a SAM search and SSN validation.	XXX	XXX: Remains. Received letter from lender stating that the credit report cleared the alerts
XXX Resolved with documentation in file. Credit report and Identification support valid SSXXXncome is validated through bank statements, Secretary of State and CPA letter.	XXX: Remains. Received letter from lender stating that the credit report cleared the alerts
XXX Resolved with documentation in file. Credit report and Identification support valid SSXXXncome is validated through bank statements, Secretary of State and CPA letter.
2023020821	Credit	Credit	Resolved	Resolved	V3RSCLJDMWB-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	The loan file is missing the XXX XXX business bank statement endingXXX. It is reflected on the income worksheet with figures (p.614) and those figures were utilized by audit to complete the income calculations; however, the statement is needed to verify figures are correct.			XXX: Resolved. Received XXX XXX business bank statement endingXXX	XXX: Resolved. Received XXX XXX business bank statement endingXXX
2023020821	Credit	Credit Worthiness	Waived	Waived	V3RSCLJDMWB-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl W)	The loan file contains only 11 months proof rent payments (XXX21-1XXX21) and per lender guidelines verification of 0x30x12 is required. The loan file is missing verification of the 1XXX20 rent payment to complete the required 12 months. The file contains an approved exception for missing December 2020 rental payment (p.897) based on compensating factors.	XXX		XXX The file contains an approved exception for missing XXX rental payment (p.897) based on compensating factors	XXX The file contains an approved exception for missing XXX rental payment (p.897) based on compensating factors
2023020821	Credit	Eligibility	Waived	Waived	V3RSCLJDMWB-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	Per lender guidelines, the maximum LTV for a credit score of XXX is 85% and the subject loan closed with an LTV of XXX%. The loan file contains an approved exception allowing for an LTV of XXX% based on compensating factors.	XXX		The loan file contains an approved exception allowing for an LTV of 90% based on compensating factors.	The loan file contains an approved exception allowing for an LTV of 90% based on compensating factors.
2023020822	Credit	Credit Worthiness	Waived	Waived	CNY2EGEBER0-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl W)	The guidelines section 5.4 required 12 month mortgage history. The file contained a 4 month mortgage payment history.	XXX	On this condition, her current home's mortgage started in XXX and prior to that she lived in her other properties that were free and clear so we will only be able to get 6 months of VOM	XXX: Finding Waiver Applied; Final Grade EV 2/B	XXX: Finding Waiver Applied; Final Grade EV 2/B
2023020824	Credit	Credit	Resolved	Resolved	0TWDOI2G02Z-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The subject property may be an ineligible transaction. The subject loan is a cash-out refinance of a primary home; however, it appears the borrower is not on title to the property. The Title p.565 shows the subject is vested in the name of XXX and not the borrowers name, XXX. The loan file contains 3 credit reports. Two are dated 1XXXith the report on p.181 being for the borrower and the report on p.200 being for the borrower and a co-borrower, XXX. The subject loan only has one borrower, XXX is not on the subject loan. The third report p.239 is for the borrower. The report with 2 borrowers p.203 shows the mortgage on the subject with Spec Loan Sv is in the name of the co-borrower, XXX and shows the loan was modified. Both reports for just the borrower do not reflect the mortgage on the subject with Spec Loan Sv. The title p.565 shows the subject is vested in the name of XXX and not the borrower. The mortgage payoff p.234 is only in the name of XXX. Fannie Mae Section B2-1.3-03 says the subject property must have been purchase by at least one borrower at least six months prior to the disbursement date of the new mortgage. The documentation in the loan file indicates the subject was purchase by someone other than the borrower more than 6 months ago.	The mortgage is in the name of the spouse who
is not on the loan. Due to the mortgage not belonging to the borrower, it appears no additional information regarding the modification was obtain. However, due to it being the loan we refinanced, modification documentation would have needed to be obtained and reviewed for seasoning. Due to
										cash out and borrower not on title, loan is ineligible.	XXX Condition Acknowledged by lender: Agree. The 1003 shows the borrower is married and there is no evidence that a QCD was filed and at least 6 months prior to application date for a cash out. The title is in the name of someone else who is not on the loan.XXX: Resolved. Received title and deed with both borrowers	XXX Condition Acknowledged by lender: Agree. The 1003 shows the borrower is married and there is no evidence that a QCD was filed and at least 6 months prior to application date for a cash out. The title is in the name of someone else who is not on the loan.XXX: Resolved. Received title and deed with both borrowers
2023020824	Credit	Credit	Resolved	Resolved	0TWDOI2G02Z-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.561 shows coverage of XXX with additional coverage of 25% for a total of XXXhe loan amount is XXX.			XXX: Resolved. Received the Replacement Cost Estimate for $495207	XXX: Resolved. Received the Replacement Cost Estimate for $495207
2023020824	Credit	Credit	Resolved	Resolved	0TWDOI2G02Z-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The title p.568 shows a HELOXXXcond Mortgage with XXX for XXX opened on XXX in the name of XXX. The CD p.30 does not show this debt being paid off at closing. The loan file is missing verification that the HELOXXXcond Mortgage with XXX for XXX opened on XXX was paid off and closed or subordinated.			XXX Remains: Lender indicated: Revised title in Property- Title Report e-folder showing Heloc removed. Documentation was not provided XXX: Resolved. Received updated title report with HELOC removed	XXX Remains: Lender indicated: Revised title in Property- Title Report e-folder showing Heloc removed. Documentation was not provided XXX: Resolved. Received updated title report with HELOC removed
2023020824	Credit	Credit	Active	2: Acceptable with Warnings	0TWDOI2G02Z-KVP6W6Y2	Ineligible Borrower	* Ineligible Borrower (Lvl 2)	The subject property may be an ineligible transaction. The subject loan is a cash-out refinance of a primary home; however, it appears the borrower is not on title to the property. The Title p.565 shows the subject is vested in the name of XXX and not the borrowers name, XXX. The loan file contains 3 credit reports. Two are dated 1XXXith the report on p.181 being for the borrower and the report on p.200 being for the borrower and a co-borrower, XXX. The subject loan only has one borrower, XXX is not on the subject loan. The third report p.239 is for the borrower. The report with 2 borrowers p.203 shows the mortgage on the subject with Spec Loan Sv is in the name of the co-borrower, XXX and shows the loan was modified. Both reports for just the borrower do not reflect the mortgage on the subject with Spec Loan Sv. The title p.565 shows the subject is vested in the name of XXX and not the borrower. The mortgage payoff p.234 is only in the name of XXX. Fannie Mae Section B2-1.3-03 says the subject property must have been purchase by at least one borrower at least six months prior to the disbursement date of the new mortgage. The documentation in the loan file indicates the subject was purchase by someone other than the borrower more than 6 months ago.	XXX	XXX: Agree. The 1003 shows the borrower is married and there is no evidence that a
QCD was filed and at least 6 months prior to application date for a cash out. The title is in the
name of someone else who is not on the loan.	XXX Loan Remains EV2- Lender Acknowledged: The title is in the name of someone else who is not on the loan.	XXX Loan remains EV2 -The subject loan is a primary residence cash-out refinance. Per guidelines this type of transaction requires at least one borrower be vested for a minimun of 6 months. The borrower did not meet the 6 month vesting at the time of consumation for this transaction, however, the lender was aware, did acknowledge prior to close and provided a formal appproved exception detail report which included sufficient compensating factors to address the issue warranting an EV2 as a final grade
XXX Loan Remains EV2- Lender Acknowledged: The title is in the name of someone else who is not on the loan.
2023020825	Credit	Credit	Resolved	Resolved	SMUNOVLL22C-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The guidelines, section 3.1.12 requires 6 months of reserves or XXXhe guidelines also state cash out may be used for reserves. Per the CD page 35 the borrower received cash out in the amount of XXX. No other assets were documented. Borrower is short XXX. ($5,883 - 830.86)		2.3.2022: Client provided 401k statement.	XXX: Client provided 401K statement. Finding resolved.	XXX: Client provided 401K statement. Finding resolved.
2023020825	Credit	Credit	Resolved	Resolved	SMUNOVLL22C-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	The guidelines, section 3.1.12 requires 6 months of reserves or XXXhe guidelines also state cash out may be used for reserves. Per the CD page 35 the borrower received cash out in the amount of XXX. No other assets were documented. Borrower is short XXX. ($5,883 - 830.86)			XXX: Client provided 401K statement. Finding resolved.	XXX: Client provided 401K statement. Finding resolved.
2023020825	Credit	Credit	Resolved	Resolved	SMUNOVLL22C-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	The guidelines, section 3.1.12 requires 6 months of reserves or XXXhe guidelines also state cash out may be used for reserves. Per the CD page 35 the borrower received cash out in the amount of XXX. No other assets were documented. Borrower is short XXX. ($5,883 - 830.86)			XXX: Client provided 401K statement. Finding resolved.	XXX: Client provided 401K statement. Finding resolved.
2023020826	Credit	Credit Worthiness	Resolved	Resolved	IVGHOF4TAST-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	The borrower purchased his primary home at XXX onXXXo no payment has been made by the time of the subject closing. The CD is on p.309 and shows escrowed with the Note on p.327. The 1003 p.151 shows the borrower owned his prior primary home. TheXXX credit report p.343 does not reflect a current mortgage. It reflects a mortgage with XXX with a last active date of XXX15 and a mortgage with XXX with a last active date of XXX19. The loan file is missing documentation to verify a current 12-month housing history.	XXX Current residence at XXX. One month, no history- OK
We received the rebuttal that the previous residence was owned free and clear.
• Current residence XXX, only been there a month, understood. No history was available. - OK
• XXX- we need to show that property was free and clear. The two uploads were the same (XXX and Property detail report) and were for the XXX.
• We need the property detail for the XXX address. Then we can show that property was free and clear. I should be able to piece together and clear the conditions when received.	XXX Pending the property detail for the XXX address
XXX: Remains. Received property report for XXX XXXich was in the original loan file. The borrower sold the propertyXXX. The credit report mortgage history only reports through XXX19. Missing most recent mortgage payment history from XXX19 until the time the property was sold.
XXX: Remains. Received same documentation. Missing most recent mortgage payment history from XXX19 until XXX20.

XXX: Resolved. Updated 1003 and property detail report shows most recent primary owned free and clear for 13 months	XXX Pending the property detail for the XXX address
XXX: Remains. Received property report for XXX XXXich was in the original loan file. The borrower sold the propertyXXX. The credit report mortgage history only reports through XXX19. Missing most recent mortgage payment history from XXX19 until the time the property was sold.
XXX: Remains. Received same documentation. Missing most recent mortgage payment history from XXX19 until XXX20.

XXX: Resolved. Updated 1003 and property detail report shows most recent primary owned free and clear for 13 months
2023020826	Credit	Credit	Resolved	Resolved	IVGHOF4TAST-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	XXX: Finding added from conditions received. The revised 1003 REO has an additional property that was not previously disclosed located at XXX Mortgages with XXX with balance of XXX and payment of $XXX and XXX XXX9 with balance of $XXX and payment of $XXX.00. The loan file is missing documentation to verify the XXXmortgage payment, XXX mortgage payment, taxes, insurance, and home owners association dues (as applicable).			XXX: Resolved. Property not in borrower's name. Parent's are deceased and borrower is making payments until probate is complete.	XXX: Resolved. Property not in borrower's name. Parent's are deceased and borrower is making payments until probate is complete.
2023020826	Credit	Credit	Resolved	Resolved	IVGHOF4TAST-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The final 1003 p.153 lists an investment property at XXX. The 1003 shows there is no mortgage on the property; however, the Lender To Calculate Net Monthly Rental Income loss of (XXX). The file contains LOE’s p.284, p.285 and p.812 which state there is no mortgage, no HOI and no HOA on the property. Page 286 shows property taxes of XXX. The loan file does not contain documentation clarifying what the (XXX) consists of. The loan file is missing a final 1003 signed by the borrower which reflect the correct information for the subject loan.			XXX: Remains. Received two property reports for XXX. Taxes verified of XXX. Need additional documentation to clarify what the remaining XXX consists of for a total loss of ($1823.90). The loan file is missing a final 1003 signed by the borrower which reflect the correct information for the subject loan.XXX: Resolved. Received revised 1008 and 1003 with correct REO and subject loan information. Revised 1003 shows additional REO disclosed; new finding added to verify mortgages as stated.	XXX: Remains. Received two property reports for XXX. Taxes verified of XXX. Need additional documentation to clarify what the remaining XXX consists of for a total loss of ($1823.90). The loan file is missing a final 1003 signed by the borrower which reflect the correct information for the subject loan.XXX: Resolved. Received revised 1008 and 1003 with correct REO and subject loan information. Revised 1003 shows additional REO disclosed; new finding added to verify mortgages as stated.
2023020826	Credit	Credit	Resolved	Resolved	IVGHOF4TAST-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The final 1003 p.153 list the primary residence at XXX with a monthly mortgage payment of XXX. It also shows show a payment of XXX in the Monthly Insurance, Taxes, Association Dues, etc. section. This property was purchased onXXXThe Note is on p.327 shows a payment of XXX, The LOE on p.812 shows there is no HOA and the CD on p.309 shows it is escrowed. The loan file does not contain documentation clarifying what the XXX consists of. The loan file is missing a final 1003 signed by the borrower which reflect the correct information for the subject loan.	XXX: Remains. Received LOE from seller stating borrower owns current primary residence free and clear and dates for the addresses didn't carry over correctly, which has been updated in Encompass. Also received two property reports, both are for XXX. No other documentation received for the primary residence addressing the stipulations as noted.
XXX: Remains. Received 1008 and 1003 that do not address findingXXX: Resolved. Received 1008 and 1003 with corrected REO and subject loan information; however, an additional property was disclosed and new finding added to verify mortgages as stated.	XXX: Remains. Received LOE from seller stating borrower owns current primary residence free and clear and dates for the addresses didn't carry over correctly, which has been updated in Encompass. Also received two property reports, both are for XXX. No other documentation received for the primary residence addressing the stipulations as noted.
XXX: Remains. Received 1008 and 1003 that do not address findingXXX: Resolved. Received 1008 and 1003 with corrected REO and subject loan information; however, an additional property was disclosed and new finding added to verify mortgages as stated.
2023020827	Compliance	Disclosures	Resolved	Resolved	NGWLUGCD3UY-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.		XXXReceived E-Consent dated 1XXX/21	XXXCleared. Received E-Consent dated 1XXX/21	XXXCleared. Received E-Consent dated 1XXX/21
2023020827	Compliance	Compliance	Resolved	Resolved	NGWLUGCD3UY-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.			XXXCleared. Received E-Consent dated 1XXX/21	XXXCleared. Received E-Consent dated 1XXX/21
2023020827	Credit	Credit	Waived	Waived	NGWLUGCD3UY-NUWHQML7	Credit history inadequatXXXes not meet XXX(ATR)	* Credit history insufficienXXXes not meet guidelines (ATR) (Lvl W)	The loan file contains a letter from the previous lien holder dated XXX offering an Interest Rate Reduction as well as a signed Modification Agreement dated XXX reducing the interest rate from 4.625% to 4.125% and an explanation from the borrower that this was not requested but offered from the lender to be competitive. Per lender guidelines, there is a 24-month seasoning requirement for previously modified loans. The loan file does contain an approved exception (p.850) allowing for the seasoning to be waived due to the high credit score, low DTI and LTV and stable employment history and mortgage history with 0x30 since 2004.	XXX	XXXReceived E-Consent dated 1XXX/21	XXX The loan file does contain an acceptable exception (p.850) allowing for the seasoning to be waived due to the high credit score, low DTI and LTV and stable employment history and mortgage history with 0x30 since XXX.	XXX The loan file does contain an acceptable exception (p.850) allowing for the seasoning to be waived due to the high credit score, low DTI and LTV and stable employment history and mortgage history with 0x30 since XXX.
2023020829	Credit	Credit	Resolved	Resolved	LELODNBN4AS-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	There is a deposit of $9,152 on XXX (p.314) which is greater than 50% of the borrowers gross monthly qualifying income; therefore, must be sourced per lender guidelines section 3.2. The loan file does not contain the source of funds.			XXX: Resolved. Received statement from lender. removed large deposit from total assets and there is enough for FTC and required reserves.	XXX: Resolved. Received statement from lender. removed large deposit from total assets and there is enough for FTC and required reserves.
2023020829	Compliance	Compliance	Resolved	Resolved	LELODNBN4AS-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XXX. If disclosure was delivered electronically, the E-consent is required as well.		initial CD dated 1XXX	XXX Cleared. The initial CD dated 1XXX resolved the delivery date test fail.	XXX Cleared. The initial CD dated 1XXX resolved the delivery date test fail.
2023020829	Credit	Credit Worthiness	Waived	Waived	LELODNBN4AS-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl W)	The borrower is a first-time home buyer, and the loan application states he lives rent free; however, there is a letter (p.289-336) stating his current rent is $1545 as well as 11 months bank statements showing timely rent payments. The loan file is missing either the 1XXX20 rent payment or 1XXX21 rent payment for 12 months to verify no more than 1x30x12 as required by lender guideline.	XXX		XXX: Received approved exception to proceed with 11 months of rental housing history. Compensating factors noted.	XXX: Received approved exception to proceed with 11 months of rental housing history. Compensating factors noted.
2023020831	Valuation	Value	Resolved	Resolved	ZMYQ4KFW002-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal states the contract was reviewed and had a sales price of XXX; whereas the correct sales price is XXX per the contract of sale (p.666) dated XXX, one year prior to the appraisal date.			XXX: Resolved. The property was new construction. The final contract price after upgrades is XXXhe sale price of XXX on the appraisal is the original model base price, date of contract reviewed by the appraiser isXXX. The 2nd appraisal in the loan file shows the final contract price of XXX with a contract date of XXX.	XXX: Resolved. The property was new construction. The final contract price after upgrades is XXXhe sale price of XXX on the appraisal is the original model base price, date of contract reviewed by the appraiser isXXX. The 2nd appraisal in the loan file shows the final contract price of XXX with a contract date of XXX.
2023020831	Credit	Credit	Resolved	Resolved	ZMYQ4KFW002-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan file does not have the source of funds for the following deposit:XXX XXX into XXX (p.34) that was used as part of the XXX down payment.			XXX: Resolved. The property was new construction. The EMD was put down over a year before closing which included the $100k that is not sourced. Deducted XXX from total verified assets. Assets verified are sufficient funds to close and for reserves.	XXX: Resolved. The property was new construction. The EMD was put down over a year before closing which included the $100k that is not sourced. Deducted XXX from total verified assets. Assets verified are sufficient funds to close and for reserves.
2023020831	Credit	Credit	Resolved	Resolved	ZMYQ4KFW002-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	There is a XXX home equity loan on the credit report (p.259) that is included in the DTI at origination under liabilities; however, there is no documentation to verify the property this loan is secured against.			XXX: Resolved. Received revised 1003. XXX HELOC is secured against XXX and added to the REO.	XXX: Resolved. Received revised 1003. XXX HELOC is secured against XXX and added to the REO.
2023020839	Credit	Credit	Resolved	Resolved	4BFQTU31WMN-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	There is an inquiry withXXX onXXX (p.417) and per the explanation (p.307) the borrower opened a new account; however, the credit report does not reflect the new account and there is no statement to show the current balance and payment to be included in the DTI.	XXX		XXX: Remains. Received statement from the lender statement stating that XXX was not used to qualify. There is no statement to show the current balance and payment to be included in the DTI.XXX: The borrower stated in the LOX that a business credit card was opened. The borrower is self employed as indicated on the 1003 and we would not count a payment for the business against the borrower therefore lender did not request any additional information. Acceptable for Sole Proprietor with Bank statement loan as business debt is factored into the business expense ratio (30%). Condition resolved upon further review with compensating factors.	XXX: Remains. Received statement from the lender statement stating that XXX was not used to qualify. There is no statement to show the current balance and payment to be included in the DTI.XXX: The borrower stated in the LOX that a business credit card was opened. The borrower is self employed as indicated on the 1003 and we would not count a payment for the business against the borrower therefore lender did not request any additional information. Acceptable for Sole Proprietor with Bank statement loan as business debt is factored into the business expense ratio (30%). Condition resolved upon further review with compensating factors.
2023020839	Credit	Credit	Resolved	Resolved	4BFQTU31WMN-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The fraud report has an alert on the borrowers social security number (p.526) and shows a SAM alert (p.527) with a matching name. These issues have not been addressed. There was not a Social Security Validation of SAM Search in the file to verify no issues.			XXX: Remains. Received statement from the lender statement stating that the fraud report findings were not addressedXXX Lender provided rebuttal stating: The SSN alert was conditioned for a copy of the borrowers Social Security Card and received. Audit verified in file. SSN matches file. The SAM.gov - the City and State don’t match and the underwriting manager indicated this may be a common name and with the city and state reporting XXX and cleared the SAM alert. Alerts were addressed adequately, Condition resolved.	XXX: Remains. Received statement from the lender statement stating that the fraud report findings were not addressedXXX Lender provided rebuttal stating: The SSN alert was conditioned for a copy of the borrowers Social Security Card and received. Audit verified in file. SSN matches file. The SAM.gov - the City and State don’t match and the underwriting manager indicated this may be a common name and with the city and state reporting XXX and cleared the SAM alert. Alerts were addressed adequately, Condition resolved.
2023020839	Credit	Credit	Waived	Waived	4BFQTU31WMN-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl W)	Per the final CD, the borrower gave a deposit of XXX and received XXX at closing. The EMD of XXX is documented (p.14). The additional deposit of XXX is documented with an escrow receipt (p.136) and wire receipt (p.137) showing the funds coming from the business account withXXX XXX on XXX. The loan file contains the account statement endingXXX for this account (p.537) with a balance of XXX; however, is missing the most recent 30 days prior to the wire of the funds and the actual withdrawal. Per lender guidelines section 3.4 the borrower’s most recent one month bank statement; or an Asset Verification Report provided by a 3rd party vendor is required.	XXX		XXX: Remains. Received letter stating that the existing bank statement expired XXXPer lender guidelines section 3.4 the borrower’s most recent one month bank statement; or an Asset Verification Report provided by a 3rd party vendor is required. XXX: Remains. Lender provided guidelines that state bank statements may not be more than 90 days old at the time of the Note date AND Borrower's most recent one month bank statement are requiredXXX: Downgraded to EV2 as non-material. Seasoning of the documentation is within 90 days seasoning. Assets are dated XXXnd expired XXXloan closed. Assets were sufficient at time of verification. The XXX is documented with an escrow receipt (p.136) and wire receipt (p.137) showing the funds coming from the business account XXX. Availability was confirmed and compensating factors are present.	XXX: Remains. Received letter stating that the existing bank statement expired XXXPer lender guidelines section 3.4 the borrower’s most recent one month bank statement; or an Asset Verification Report provided by a 3rd party vendor is required. XXX: Remains. Lender provided guidelines that state bank statements may not be more than 90 days old at the time of the Note date AND Borrower's most recent one month bank statement are requiredXXX: Downgraded to EV2 as non-material. Seasoning of the documentation is within 90 days seasoning. Assets are dated XXXnd expired XXXloan closed. Assets were sufficient at time of verification. The XXX is documented with an escrow receipt (p.136) and wire receipt (p.137) showing the funds coming from the business account XXX. Availability was confirmed and compensating factors are present.
2023020832	Credit	Credit	Resolved	Resolved	FZN04AYP54K-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan file contains a LOE p.328 which states the borrower has no mortgage or HOI on the property at XXX. Page 357 is the property tax bill for this property. The final 1003 p.165 does not list 1XXX as an REO property. This property was included in the DTI as audit. The loan file is missing a final 1003 signed by the borrower which reflects the correct information for the subject loan.			XXX: Resolved. Received explanation stating this property is owned by a LLC. Audit verified with tax document, XXX is owned by XXX. In addition, this property is not reporting on the fraud report.	XXX: Resolved. Received explanation stating this property is owned by a LLC. Audit verified with tax document, XXX is owned by XXX. In addition, this property is not reporting on the fraud report.
2023020832	Credit	Credit	Resolved	Resolved	FZN04AYP54K-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.657 shows coverage of XXX with no additional coverage listed. The loan amount is XXX.			XXX: Resolved. Received HOI coverage for $XXX with an additional 25% for the dwelling that covers up to XXX.	XXX: Resolved. Received HOI coverage for $XXX with an additional 25% for the dwelling that covers up to XXX.
2023020832	Valuation	Property	Waived	Waived	FZN04AYP54K-FSPW8MVQ	Property Issues indicated	* Property Issues indicated (Lvl W)	Per the appraisal p.542, the subject property is on a private road.XXX Section B4-1.3-04 requires an agreement or covenant which includes the responsibility for payment of repairs, including each party’s representative share, lists the default remedies in the event a party to the agreement or covenant fails to comply with the obligation and the effective term of the agreement or covenant. If the property is located within a state that has statutory provisions that define the responsibilities of property owners for the maintenance and repair of a private street, then no separate agreement or covenant is required.
XXX: Received approved exception for private road agreement based on credit score, reserves, and residual income.	XXX	XXX: Remains. Received statement stating this is not seen on title. For reference, the Title Commitment does list the Maintenance of Private Road Easement on Schedule B, XXXpg 669).
XXX: Lender acknowledged that NonQM guidelines do not require the review of private road maintenance agreement. Received approved exception for private road agreement based on credit score, reserves, and residual income. Compensating factors provided. Non material condition.	XXX: Remains. Received statement stating this is not seen on title. For reference, the Title Commitment does list the Maintenance of Private Road Easement on Schedule B, XXXpg 669).
XXX: Lender acknowledged that NonQM guidelines do not require the review of private road maintenance agreement. Received approved exception for private road agreement based on credit score, reserves, and residual income. Compensating factors provided. Non material condition.
2023020832	Credit	Credit	Waived	Waived	FZN04AYP54K-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl W)	The loan file is missing documentation to source several deposits into XXX checking XXX p.48. They are: 1XXX23,014.29 and 1XXX24,828.04 on p.48, 1XXX233,000 on p.50, 1XXX23,100 and 1XXX16,815.97 on p.51. The 1008 p.727 has a note that the XXX deposit was the liquidation of XXX account. The file contains a statement for XXX stock XXX p.40 datedXXXhowing a XXX balance; however, this is dated prior to the 1XXXeposit. The deposits cannot be deducted from the account balance without leaving the borrower short funds for closing and reserves.	XXX	XXX: Partially resolved. Received explanation stating the XXX account statement on XXX is within the retirement account statement and attached a screen shot. The other large deposit are 1099 earnings from XXX which is the employer on the 1099 and loan application (source of these large deposits is resolved). Still need the XXX statement showing sufficient assets to support the XXX deposit made on 1XXXThe statement in the loan file is datedXXXhowing a XXX balance which is less than the deposit amount of XXXxxx: Remains. Assets were received but no explanation for the XXX deposit made on 1XXXxxx: Remains. Received asset statements showing the large deposits and the XXX statement. Still need the XXX statement for XXX showing sufficient assets to support the XXX deposit made on 1XXXThe XXX statement received is datedXXXhowing a XXX balance which is less than the deposit amount of XXX made on 1XXX.
XXX Acknowledged: Discussed XXX Mgmt and client. Updated statement not provided but id feasible that increase in market may have been a factor if 10% increase in account balance available for transfer. Lender validated through transfer and did not require the additional statement.	XXX: Partially resolved. Received explanation stating the XXX account statement on XXX is within the retirement account statement and attached a screen shot. The other large deposit are 1099 earnings from XXX which is the employer on the 1099 and loan application (source of these large deposits is resolved). Still need the XXX statement showing sufficient assets to support the XXX deposit made on 1XXXThe statement in the loan file is datedXXXhowing a XXX balance which is less than the deposit amount of XXXxxx: Remains. Assets were received but no explanation for the XXX deposit made on 1XXXxxx: Remains. Received asset statements showing the large deposits and the XXX statement. Still need the XXX statement for XXX showing sufficient assets to support the XXX deposit made on 1XXXThe XXX statement received is datedXXXhowing a XXX balance which is less than the deposit amount of XXX made on 1XXX.
XXX Acknowledged: Discussed XXX Mgmt and client. Updated statement not provided but id feasible that increase in market may have been a factor if 10% increase in account balance available for transfer. Lender validated through transfer and did not require the additional statement.
2023020835	Valuation	ValuationWaterfall	Resolved	Resolved	ZRC1DVITOR3-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.		XXX Post fund Desk Review supports value.	XXX: Finding Remains. AVM below minimum Confidence score 90 XXX: Finding Resolved. Desk Review with 0% variance	XXX: Finding Remains. AVM below minimum Confidence score 90 XXX: Finding Resolved. Desk Review with 0% variance
2023020836	Credit	Income	Resolved	Resolved	4URS05TX4JC-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	The loan file is missing the required CPA letter confirming the ownership percentage as required by the lender matrix.			XXX: Resolved. Received shareholders agreement for the borrower's business.	XXX: Resolved. Received shareholders agreement for the borrower's business.
2023020837	Credit	Credit	Resolved	Resolved	T2W00EW0EN3-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The final 1003 p.80 show the investment property at XXX is pending sale. The loan file contains a CD p.19; however, the property address is Vacant Lot, XXX,. The file is missing documentation to verify the CD for the vacant lot is for XXX.			XXX: Resolved. Received the final settlement statement for the sale of XXX	XXX: Resolved. Received the final settlement statement for the sale of XXX
2023020837	Credit	Credit	Resolved	Resolved	T2W00EW0EN3-MSWDDK7Q	Income Worksheet	* Income Worksheet (Lvl R)	The loan file is missing the lender income worksheet.			XXX: Resolved. Received the lender income worksheet.	XXX: Resolved. Received the lender income worksheet.
2023020837	Credit	Credit	Resolved	Resolved	T2W00EW0EN3-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan file is missing documentation to verify the gift donor had the funds to gift. The file contains a gift transaction detail p.22 shows it was transferred to the title. The gift is not listed on the CD p.34; however, the CD shows a XXX deposit which is not verified. It is not clear if the deposit was the gift. The lack of the gift being verified means the borrower is short reserves. The borrower has verified funds of XXX without the gift or the EMD being verified. The borrower brought XXX to closing leaving XXX for reserves which is XXX months. The bank statement program requires 6 months of reserves.			XXX: Resolved. Received wire receipt for $XXX and canceled check for $XXX to title company	XXX: Resolved. Received wire receipt for $XXX and canceled check for $XXX to title company
2023020837	Credit	Guidelines	Resolved	Resolved	T2W00EW0EN3-HZN226DS	Asset	* Asset documentation does not meet guideline requirement (Lvl R)	The loan file is missing the correct gift letter. The final 1003 p.80 shows the borrower received a gift of XXXhe loan contains a gift transfer p.22 showing $XXX and a gift letter p.24 from XXX showing a gift of XXX.			XXX: Resolved. Received wire receipt for $XXX and canceled check for $XXX to title company	XXX: Resolved. Received wire receipt for $XXX and canceled check for $XXX to title company
2023020837	Valuation	ValuationWaterfall	Resolved	Resolved	T2W00EW0EN3-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	The loan file is missing the secondary appraisal product. Guideline Section2.4 requires a secondary appraisal product to support the appraisal value for the transaction. The FNMA Collateral Underwriter (CU) p.718 score is 2.6.			XXX: Resolved. Received lox for loan amount but requires a secondary appraisal product based on score	XXX: AVM provided: Issue Resolved XXX: Remains. Received lox for loan amount but requires a secondary appraisal product based on score
2023020837	Credit	Credit	Waived	Waived	T2W00EW0EN3-5ENZSYCH	DTXXXsidual income outside of guidelines (ATR)	* DTXXXsidual income outside of guidelines (ATR) (Lvl W)	The subject loan was approved with a DTI of XXX% which exceeds the maximum DTI of XXX%. The audit DTI is XXX%. The Bank Statement Program Matrix shows the maximum DTI is 50%. Exception received to allow for DTI of XXX% based on FICO of XXX and payment shock below max.	XXX		XXX Acknowledged EV2 condition: The subject loan was approved with a DTI of XXX% which exceeds the maximum DTI of 50%. Compensating factors are considered in approval of non-material variance.	XXX Acknowledged EV2 condition: The subject loan was approved with a DTI of XXX% which exceeds the maximum DTI of 50%. Compensating factors are considered in approval of non-material variance.
2023020837	Credit	Credit Worthiness	Waived	Waived	T2W00EW0EN3-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl W)	The loan file is missing the 12-month housing payment history. The file contains 6 months of bank statements showing rent payments of $2,600 to XXX. Per the final 1003 p.80, the borrower has been renting for 7 months. The borrower owned his previous home; however, the 1XXXredit report p.274 does not reflect a mortgage closed or open.	XXX	XXX: Remains. Received bank statement showing 6 months payment rent (XXX to XXX) and Satisfaction of Mortgage for the borrower for XXX. There is no mortgage on the credit report to verify a payment history prior to the satisfaction. Need minimum 6 months mortgage history for previous primary residence to meet the 12-month housing payment history requirement.
XXX: Lender acknowledged missing previous 6 months of mortgage history. Provided satisfaction of mortgage as evidence paid in full. Acceptable waiver of non-material finding with compensating factors.
XXX: Remains. Received bank statement showing 6 months payment rent (XXX to XXX) and Satisfaction of Mortgage for the borrower for XXX. There is no mortgage on the credit report to verify a payment history prior to the satisfaction. Need minimum 6 months mortgage history for previous primary residence to meet the 12-month housing payment history requirement.
XXX: Lender acknowledged missing previous 6 months of mortgage history. Provided satisfaction of mortgage as evidence paid in full. Acceptable waiver of non-material finding with compensating factors.

2023020837	Credit	Eligibility	Waived	Waived	T2W00EW0EN3-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	The subject loan was approved with a DTI of XXX% which exceeds the maximum DTI of 50%. The audit DTI is XXX%. The Bank Statement Program Matrix shows the maximum DTI is 50%.XXX: Exception received for DTI of XXX vs 50.00 with the following compensating factors, FICO score of XXX and payment shock below max.	XXX		XXX Acknowledged EV2 condition: The subject loan was approved with a DTI of XXX% which exceeds the maximum DTI of 50%. Compensating factors are considered in approval of non-material variance.	XXX Acknowledged EV2 condition: The subject loan was approved with a DTI of XXX% which exceeds the maximum DTI of 50%. Compensating factors are considered in approval of non-material variance.
2023020841	Credit	Credit	Resolved	Resolved	AC2QUEUA2KD-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The following deposits were greater than 50% of the borrowers income and required source of funds that was not in the file: WF XXX XXX7,500, XXX7,500.			XXX: Resolved. Received LOX and bank statement showing XXX deposit of $XXX on XXX is a business payment from XXX for XXX project services and was transferred to the business account the same day. The $XXX deposit on 1XXX was a transfer from savings for EMD. Bank statement for XXX shows the overdraft protection is linked to savings XXX which supports the borrower has a savings account that was not used for assets.	XXX: Resolved. Received LOX and bank statement showing XXX deposit of $XXX on XXX is a business payment from XXX for XXX project services and was transferred to the business account the same day. The $XXX deposit on 1XXX was a transfer from savings for EMD. Bank statement for XXX shows the overdraft protection is linked to savings XXX which supports the borrower has a savings account that was not used for assets.
2023020841	Credit	Assets Insufficient	Resolved	Resolved	AC2QUEUA2KD-N0ARUTPV	Assets are not sufficient to close	* Assets are not sufficient to close (Lvl R)	Per the final CD, the borrower gave an EMD of $7,500 and paid XXX to close. The EMD is documented. The borrower has verified assets of XXX (WF XXX XXX, WF XXX XXX and WF XXX XXX), which is not sufficient to close and meet reserve requirements. The loan file contains a copy of a check for XXX that was liquidated from the XXX investment account XXX (p.53) on XXX; however, there is no documentation to verify where those assets were deposited.			XXX: Resolved. Received the bank statement deposit for XXX	XXX: Resolved. Received the bank statement deposit for XXX
2023020841	Credit	Eligibility	Waived	Waived	AC2QUEUA2KD-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl W)	100XXX03 reflects self-employed income of XXXxxxnth. Origination income is not supported. Audit income is XXX resulting in a DTI of XXX which exceeds guideline maximum of 45%. It is to be noted, per lender guidelines, the maximum allowable DTI for loans with an LTV over 85% is 45% and the subject closed with a DTI of XXX% which exceeded guidelines	XXX	Lender Response:XXX: This loan was approved, prior to consummation, with a DTI of XXX%. Please see approved exception dated XXX referencing the DTI. XXX XXX acknowledges that the Exception approval was incomplete; however, the key factors were disclosed.
Compensating factors are present:
XXX Month reserves are greater than the 6 months required per guidelines by 19.742 months
XXX FICO is greater than the minimum required 700 FICO at 90% LTV by 25 points
$XXX Monthly disposable income is greater than the minimum required of $2500 by XXX
Please accept this memo as validation of the intent to provide the DTI exception with the compensating factors above.	XXX: Remains. Received a LOX disagreeing with the removal of deposits. Majority of the discrepancies are from online transfers from XXX totaling XXX in the months of XXX. additional information is missing
XXX: Remains. Income deposits from XXX were included in calculation and the DTI is now XXX. Program max DTI is 45% at this LTV of 90%. Exception approval is in file on page 681; however the exception and compensating factors are not completed for consideration.
XXX: Lender provided meme to file. This loan was approved, prior to consummation, with a DTI of XXX%. Please see approved exception dated XXX referencing the DTI. Angel Oak acknowledges that the Exception approval was incomplete; however, the key factors were disclosed. Compensating factors are present. Condition downgraded to EV2 with acceptable explanation.	XXX: Remains. Received a LOX disagreeing with the removal of deposits. Majority of the discrepancies are from online transfers from XXX totaling XXX in the months of XXX. additional information is missing
XXX: Remains. Income deposits from XXX were included in calculation and the DTI is now XXX. Program max DTI is 45% at this LTV of 90%. Exception approval is in file on page 681; however the exception and compensating factors are not completed for consideration.
XXX: Lender provided meme to file. This loan was approved, prior to consummation, with a DTI of XXX%. Please see approved exception dated XXX referencing the DTI. Angel Oak acknowledges that the Exception approval was incomplete; however, the key factors were disclosed. Compensating factors are present. Condition downgraded to EV2 with acceptable explanation.
2023020841	Credit	Credit	Waived	Waived	AC2QUEUA2KD-5ENZSYCH	DTXXXsidual income outside of guidelines (ATR)	* DTXXXsidual income outside of guidelines (ATR) (Lvl W)	100XXX03 reflects self-employed income of XXXxxxnth. Origination income is not supported. Audit income is XXX resulting in a DTI of XXX which exceeds guideline maximum of 45%. It is to be noted, per lender guidelines, the maximum allowable DTI for loans with an LTV over 85% is 45% and the subject closed with a DTI of 49.117% which exceeded guidelines	XXX	XXX: Remains. Received a LOX disagreeing with the removal of deposits. Majority of the discrepancies are from online transfers from XXX totaling XXX in the months of XXX. additional information is missing
XXX: Remains. Income deposits from XXX were included in calculation and the DTI is now XXX. Program max DTI is 45% at this LTV of 90%. Exception approval is in file on page 681; however the exception and compensating factors are not completed for consideration.
XXX: Lender provided meme to file. This loan was approved, prior to consummation, with a DTI of XXX%. Please see approved exception dated XXX referencing the DTI. Angel Oak acknowledges that the Exception approval was incomplete; however, the key factors were disclosed. Compensating factors are present. Condition downgraded to EV2 with acceptable explanation.	XXX: Remains. Received a LOX disagreeing with the removal of deposits. Majority of the discrepancies are from online transfers from XXX totaling XXX in the months of XXX. additional information is missing
XXX: Remains. Income deposits from XXX were included in calculation and the DTI is now XXX. Program max DTI is 45% at this LTV of 90%. Exception approval is in file on page 681; however the exception and compensating factors are not completed for consideration.
XXX: Lender provided meme to file. This loan was approved, prior to consummation, with a DTI of XXX%. Please see approved exception dated XXX referencing the DTI. Angel Oak acknowledges that the Exception approval was incomplete; however, the key factors were disclosed. Compensating factors are present. Condition downgraded to EV2 with acceptable explanation.
2023020842	Valuation	ValuationWaterfall	Resolved	Resolved	V4RIOG5E5BF-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl 3)	Per guidelines, section 2.2, a secondary appraisal product is required if the FNMA Collateral Underwriter (CU) score is greater than 2.5. There is no Collateral Underwriter Risk Score. The appraisal, page 797, valued the subject property at XXX onXXX. The file did not include a secondary appraisal.		XXX: AVM proivded, XXX	XXX: AVM provIded is -17.63% original appraisal XXX current AVM value is XXX Issue remains	***(CURED) Appraised value not supported, post close AVM provided. EV R
2023020128	Compliance	Compliance	Active	2: Acceptable with Warnings	SQQNZ5LO3SR-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than 60 calendar days after the consummation date,XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
2023020128	Valuation	ValuationWaterfall	Active	2: Acceptable with Warnings	SQQNZ5LO3SR-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Appraised value not supported. Form Type and CU Score (Lvl 2)	Loan Covered by Reps and Warrants. The loan file does not contain a secondary appraisal product (i.e., AVM, enhanced desk review, field review, FNMA CU score greater than 2.5) to support the appraised value of XXX within 10% as required by lender guidelines section 2.4.
2023020803	Valuation	ValuationWaterfall	Resolved	Resolved	V4RIOG5E5BF-92YOUD3A	Appraised value not supported. Form TypXXX Score	* Missing asset documentation (ATR) (Lvl R)	*Missing secondary valuation to support value within 10%			XXX: AVM provIded is -17.63% original appraisal XXX current AVM value is XXX Issue remains	***(CURED) Appraised value not supported, post close AVM provided. EV R